Investments (Tables)	12 Months Ended
Mar. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure

The portfolio of trading securities as of March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	20,867.9	Rs.	1.0	Rs.	8.0	Rs.	20,860.9
Securities issued by Government of India sponsored institutions		442.4		3.6		0.3		445.7
Securities issued by state government sponsored institutions		354.3		15.0		0.3		369.0
Other corporate/financial institution bonds		500.0		22.1		—		522.1
Deposit Certificates issued by banks		5,892.5		—		—		5,892.5

Total debt securities		28,057.1		41.7		8.6		28,090.2
Equity securities		69.7		0.4		1.5		68.6

Total	Rs.	28,126.8	Rs.	42.1	Rs.	10.1	Rs.	28,158.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution bonds		1,379.8		12.2		—		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		—		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		—		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

Total	US$	855.0	US$	3.0	US$	—	US$	858.0

Available for Sale Debt Securities Amortized Cost and Fair Value

The portfolio of available for sale securities at March 31, 2010 and 2011 was as follows:

	As of March 31, 2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	469,589.1	Rs.	2,744.2	Rs.	3,079.7	Rs.	469,253.6
Securities issued by Government of India sponsored institutions		928.2		59.7		—		987.9
State government securities		494.6		8.1		—		502.7
Securities issued by state government sponsored institutions		19.7		0.2		—		19.9
Credit substitutes (see note 9)		2,429.2		47.1		—		2,476.3
Other corporate/financial institution bonds		603.6		3.4		—		607.0

Debt securities, other than asset and mortgage-backed securities		474,064.4		2,862.7		3,079.7		473,847.4
Mortgage-backed securities		6,171.9		90.6		36.2		6,226.3
Asset-backed securities		662.8		19.4		—		682.2
Other securities		639.7		3.2		—		642.9

Total	Rs.	481,538.8	Rs.	2,975.9	Rs.	3,115.9	Rs.	481,398.8

Securities with gross unrealized losses							Rs.	241,461.1

Securities with gross unrealized gains								239,937.7

							Rs.	481,398.8

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		—		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		—		—		9.8
Credit substitutes (see note 9)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		—		—		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Total	US$	14,302.8	US$	12.4	US$	199.7	US$	14,115.5

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

							US$	14,115.5

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2010 is as follows:

	As of March 31, 2010
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	221,038.8	Rs.	2,605.4	Rs.	17,480.2	Rs.	474.3	Rs.	238,519.0	Rs.	3,079.7
State government securities		11.6		—		—		—		11.6		—
Securities issued by state government sponsored institutions		4.9		—		—		—		4.9		—

Debt securities		221,055.3		2,605.4		17,480.2		474.3		238,535.5		3,079.7
Mortgage-backed securities		2,925.6		36.2		—		—		2,925.6		36.2

Total	Rs.	223,980.9	Rs.	2,641.6	Rs.	17,480.2	Rs.	474.3	Rs.	241,461.1	Rs.	3,115.9

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	345,334.9	Rs.	3,702.2	Rs.	187,813.4	Rs.	5,070.4	Rs.	533,148.3	Rs.	8,772.6
State government securities		51.5		0.3		11.5		0.2		63.0		0.5
Securities issued by state government sponsored institutions		—		—		4.9		—		4.9		—
Credit substitutes (see note 9)		9,416.8		61.6		—		—		9,416.8		61.6
Corporate bonds		49.4		0.1		—		—		49.4		0.1
Certificate of Deposit		15,436.0		49.6		—		—		15,436.0		49.6

Debt securities		370,288.6		3,813.8		187,829.8		5,070.6		558,118.4		8,884.4
Mortgage-backed securities		387.1		9.9		—		—		387.1		9.9
Asset-backed securities		164.5		2.4		—		—		164.5		2.4

Total	Rs.	370,840.2	Rs.	3,826.1	Rs.	187,829.8	Rs.	5,070.6	Rs.	558,670.0	Rs.	8,896.7

Total	US$	8,326.0	US$	85.9	US$	4,217.1	US$	113.8	US$	12,543.1	US$	199.7

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2009		2010		2011		2011
	(In millions)

Gross realized gains on sale	Rs.	3,963.6	Rs.	5,691.3	Rs.	782.6	US$	17.5

Gross realized losses on sale		(1,023.7)		(1,116.4)		(406.9)		(9.1)

Realized gains (losses), net		2,939.9		4,574.9		375.7		8.4

Dividends and interest		35,636.9		33,304.6		40,739.8		914.7

Total	Rs.	38,576.8	Rs.	37,879.5	Rs.	41,115.5	US$	923.1

Securities Available-for-Sale
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2011 is set out below:

	As of March 31, 2011
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	159,965.7	Rs.	159,774.5	US$	3,587.2
Over one year through five years		303,746.0		298,800.7		6,708.6
Over five years through ten years		107,600.0		105,443.5		2,367.4
Over ten years		59,752.7		58,427.4		1,311.8

Total	Rs.	631,064.4	Rs.	622,446.1	US$	13,975.0